UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-22087
Magnetar Spectrum Fund

(Exact name of registrant as specified in charter)
1603 Orrington Avenue, 13th Floor
Evanston, IL 60201

(Address of principal executive offices) (Zip code)
Michael Wilds
Magnetar Spectrum Fund
1603 Orrington Avenue, 13th Floor
Evanston, IL 60201

(Name and address of agent for service)
Registrant’s telephone number, including area code: (847) 905-4400
Date of fiscal year end: November 30
Date of reporting period: August 31, 2008
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
The Schedule(s) of Investments is attached herewith.
Magnetar Spectrum Fund
Schedule of Investments
August 31, 2008
(unaudited)

		Fair
Description	# of Shares	Value
Investments in Securities - 87.1%

Midstream MLP’s - 35.0%
Atlas Pipeline Holdings, L.P.	61,511	$1,842,254
Atlas Pipeline Partners, L.P.	354,181	12,088,198
Copano Energy, L.L.C., Class D Units — Unregistered (a) (b)	850,000	21,724,870
K-Sea Transportation Partners L.P.	188,700	4,842,042
Kinder Morgan Management, LLC (c)	282,721	15,691,025
MarkWest Energy Partners, L.P.	2,056,762	70,834,883

		127,023,272

	Principal Amount
Collateralized Loan Obligations (a) - 52.1%

Diversified - 52.1%
Grand Horn Class B Senior Floating Rate Notes due January 2022	$28,500,000	24,595,500
Grand Horn Class C Mezzanine Floating Rate Deferrable Notes due January 2022	27,500,000	23,353,000
Grand Horn Class D Mezzanine Floating Rate Deferrable Notes due January 2022	20,250,000	16,850,025
Grand Horn Class E Mezzanine Floating Rate Deferrable Notes due January 2022	19,000,000	14,890,300
Dryden Class C-2 Third Priority Mezzanine Secured Deferrable Floating Rate Notes due 2020	2,000,000	1,820,000
Dryden Class C-3 Third Priority Mezzanine Secured Deferrable Floating Rate Notes due 2020	2,000,000	1,820,000
Dryden Class C-4 Third Priority Mezzanine Secured Deferrable Floating Rate Notes due 2020	2,000,000	1,820,000
Dryden Class C-5 Third Priority Mezzanine Secured Deferrable Floating Rate Notes due 2020	2,000,000	1,820,000
Dryden Class C-6 Third Priority Mezzanine Secured Deferrable Floating Rate Notes due 2020	2,000,000	1,820,000
Dryden Class C-7 Third Priority Mezzanine Secured Deferrable Floating Rate Notes due 2020	2,000,000	1,820,000
Dryden Class C-8 Third Priority Mezzanine Secured Deferrable Floating Rate Notes due 2020	2,000,000	1,820,000
Dryden Class C-9 Third Priority Mezzanine Secured Deferrable Floating Rate Notes due 2020	2,000,000	1,820,000
Dryden Class C-10 Third Priority Mezzanine Secured Deferrable Floating Rate Notes due 2020	2,000,000	1,820,000
Dryden Class D-2 Fourth Priority Mezzanine Secured Deferrable Floating Rate Notes due 2020	2,000,000	1,700,000
Dryden Class D-3 Fourth Priority Mezzanine Secured Deferrable Floating Rate Notes due 2020	2,000,000	1,700,000
Dryden Class D-4 Fourth Priority Mezzanine Secured Deferrable Floating Rate Notes due 2020	2,000,000	1,700,000
Dryden Class D-5 Fourth Priority Mezzanine Secured Deferrable Floating Rate Notes due 2020	2,000,000	1,700,000
Dryden Class D-6 Fourth Priority Mezzanine Secured Deferrable Floating Rate Notes due 2020	2,000,000	1,700,000
Dryden Class D-7 Fourth Priority Mezzanine Secured Deferrable Floating Rate Notes due 2020	2,000,000	1,700,000
Dryden Class D-8 Fourth Priority Mezzanine Secured Deferrable Floating Rate Notes due 2020	2,000,000	1,700,000
Dryden Class D-9 Fourth Priority Mezzanine Secured Deferrable Floating Rate Notes due 2020	2,000,000	1,700,000
Dryden Class D-10 Fourth Priority Mezzanine Secured Deferrable Floating Rate Notes due 2020	2,500,000	2,125,000
Dryden Income Notes due 2020	76,250,000	55,049,675

		166,843,500

	# of Shares
Grand Horn Preference Shares	39,750	22,256,520

		189,100,020

Total Investments in Securities (Cost $334,658,923)		316,123,292

Derivative Contracts - 4.0%

Credit Index Swaps - Purchased Protection

	Notional Amount
CDX North America High Yield Index Series 10, 5.00%, 6/20/13	$200,000,000	14,625,000

Total Investments in Derivative Contracts (Cost $15,578,125)		14,625,000

Cash and Other Assets in Excess of Liabilities - 8.9%		32,416,174

Net Assets - 100%		$363,164,466

(a)	Fair valued security, restricted from public sale.

(b)	Security is currently not paying cash distributions but is expected to pay cash distributions or convert to securities which pay cash distributions within the next 24 months.

(c)	Distributions are paid in-kind.

Magnetar Spectrum Fund
Schedule of Investments
August 31, 2008
(unaudited)
Restricted Securities
A restricted security cannot be resold to the general public without prior registration under the Securities Act of 1933. See the table below for restricted securities held at August 31, 2008.

	Acquisition			Fair	Value per
Security	Date	Shares/ Par	Cost	Value	Share
Copano Energy, L.L.C., Class D Units	3/13/08	850,000	$22,312,500	$21,724,870	$25.56
Grand Horn Class B Senior Floating Rate Notes due January 2022	12/19/07	28,500,000	26,502,361	24,595,500	$86.30
Grand Horn Class C Mezzanine Floating Rate Deferrable Notes due January 2022	12/19/07	27,500,000	25,009,206	23,353,000	$84.92
Grand Horn Class D Mezzanine Floating Rate Deferrable Notes due January 2022	12/19/07	20,250,000	18,512,420	16,850,025	$83.21
Grand Horn Class E Mezzanine Floating Rate Deferrable Notes due January 2022	12/19/07	19,000,000	16,314,810	14,890,300	$78.37
Grand Horn Preference Shares	12/19/07	39,750	38,656,028	22,256,520	$559.91
Dryden Class C-2 through C-10 Third Priority Mezzanine Secured Deferrable Floating Rate Notes due 2020	8/28/08	18,000,000	16,382,222	16,380,000	$91.00
Dryden Class D-2 through D-10 Fourth Priority Mezzanine Secured Deferrable Floating Rate Notes due 2020	8/28/08	18,500,000	15,727,504	15,725,000	$85.00
Dryden Income Notes due 2020	8/28/08	76,250,000	55,068,804	55,049,675	$72.20

			$234,485,855	$210,824,890

Fair Value Measurements
At August 31, 2008, assets and liabilites recorded at fair value in the Schedule of Investments are categorized based upon the level of judgment associated with the inputs used to measure their fair value. Hierarchal levels — defined by SFAS No. 157: Fair Value Measurements, and directly related to the amount of subjectivity associated with the inputs to fair valuation of these assets and liabilities — are as follows:
Level I - Inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity has the ability to access at the measurement date.
Level II - Inputs are inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.
Level III - Inputs are unobservable inputs for the asset or liability. Unobservable inputs are based on the best information available under the circumstances in order to estimate fair value.

	Investments in	Other Financial	Total
Measurement Level	Securities	Instruments*	Value
Level I	$105,298,402	$—	$105,298,402
Level II	21,724,870	14,625,000	36,349,870
Level III	189,100,020	—	189,100,020

Total	$316,123,292	$14,625,000	$330,748,292

* Other Financial Instruments include credit index swaps.
Level III Reconciliation
The following disclosure represents a reconciliation of the fair value of securities from the beginning to the end of the period for those securities that were considered a Level III at either the beginning or ending of the reporting period.

Total
Balance as of 12/04/07 - inception	$—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(23,073,335)
Net purchases (sales)	212,173,355
Transfers in and/or out of Level III	—

Balance as of 8/31/08	$189,100,020

Tax Basis of Investments
At August 31, 2008, the estimated cost basis of investments for Federal income tax purposes for the assets disclosed in the Schedule of Investments above was $350,237,048. There are additional assets consolidated for tax purposes that have an estimated cost basis of $590,781,483 for a total estimated cost basis for tax purposes of $941,018,531. At August 31, 2008, estimated gross unrealized appreciation and depreciation of investments for Federal income tax purposes were as follows:

Gross unrealized appreciation	$9,085,163
Gross unrealized depreciation	(31,461,548)

Net unrealized depreciation	$(22,376,385)

For information about the Fund’s valuation policies and other investment related disclosures please see the Fund’s registration statement previously filed with the Securities and Exchange Commission on Form N-2 on December 3, 2007, with a file number 811-22087. This information is available on the website of the Securities and Exchange Commission, http://www.sec.gov.

Item 2. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Magnetar Spectrum Fund

By (Signature and Title)*	/s/ Michael Wilds

Michael Wilds, President
(principal executive officer)

Date	October 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Michael Wilds

Michael Wilds, President
(principal executive officer)

Date	October 29, 2008

By (Signature and Title)*	/s/ Adam Daley

Adam Daley, Vice President and Treasurer
(principal financial officer)

Date	October 29, 2008

*	Print the name and title of each signing officer under his or her signature.